Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Allocation of Plan Assets

Allocation of Plan Assets	2023 Target Allocation
(weighted average %)		2023	2022
Equities	47	46	48
Fixed income	46	45	43
Real estate	6	8	8
Cash and other	1	1	1
	100	100	100

Fair Value of Plan Assets

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2023
Equities	666	1,059	—	1,725
Fixed income	232	1,447	—	1,679
Real estate	—	—	291	291
Cash and other	34	14	—	48
	932	2,520	291	3,743

2022
Equities	666	1,005	—	1,671
Fixed income	199	1,289	—	1,488
Real estate	—	—	282	282
Cash and other	5	22	—	27
	870	2,316	282	3,468
(1)    See Note 26 for a description of the fair value hierarchy.

Schedule of Level 3 Changes in Plan Assets
The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

($ millions)	2023	2022
Balance, beginning of year	282	256
Return on plan assets	(9)	28
Foreign currency translation	(1)	3
Purchases, sales and settlements	19	(5)
Balance, end of year	291	282

Schedule of Amounts Recognized in Balance Sheet

Funded Status	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2023	2022	2023	2022
Change in benefit obligation (1)
Balance, beginning of year	3,063	3,922	582	747
Service costs	62	106	22	35
Employee contributions	17	18	3	3
Interest costs	159	114	30	21
Benefits paid	(169)	(195)	(31)	(29)
Actuarial losses (gains)	255	(1,026)	(1)	(225)
Foreign currency translation	(40)	124	(9)	30
Balance, end of year (2)	3,347	3,063	596	582

Change in value of plan assets
Balance, beginning of year	3,079	3,722	389	440
Actual return on plan assets	373	(651)	61	(77)
Benefits paid	(162)	(187)	(26)	(24)
Employee contributions	17	18	3	3
Employer contributions	46	54	13	19
Foreign currency translation	(40)	123	(10)	28
Balance, end of year	3,313	3,079	430	389

Funded status	(34)	16	(166)	(193)

Balance sheet presentation
Other assets (Note 9)	236	188	119	86
Other current liabilities (Note 13)	(15)	(15)	(13)	(13)
Other liabilities (Note 16)	(255)	(157)	(272)	(266)
	(34)	16	(166)	(193)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $2,983 million as at December 31, 2023 (2022 - $2,818 million).

Schedule of Funded Status

Funded Status	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2023	2022	2023	2022
Change in benefit obligation (1)
Balance, beginning of year	3,063	3,922	582	747
Service costs	62	106	22	35
Employee contributions	17	18	3	3
Interest costs	159	114	30	21
Benefits paid	(169)	(195)	(31)	(29)
Actuarial losses (gains)	255	(1,026)	(1)	(225)
Foreign currency translation	(40)	124	(9)	30
Balance, end of year (2)	3,347	3,063	596	582

Change in value of plan assets
Balance, beginning of year	3,079	3,722	389	440
Actual return on plan assets	373	(651)	61	(77)
Benefits paid	(162)	(187)	(26)	(24)
Employee contributions	17	18	3	3
Employer contributions	46	54	13	19
Foreign currency translation	(40)	123	(10)	28
Balance, end of year	3,313	3,079	430	389

Funded status	(34)	16	(166)	(193)

Balance sheet presentation
Other assets (Note 9)	236	188	119	86
Other current liabilities (Note 13)	(15)	(15)	(13)	(13)
Other liabilities (Note 16)	(255)	(157)	(272)	(266)
	(34)	16	(166)	(193)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $2,983 million as at December 31, 2023 (2022 - $2,818 million).

Schedule of Net Benefit Costs

Net Benefit Cost (1)	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2023	2022	2023	2022
Service costs	62	106	22	35
Interest costs	159	114	30	21
Expected return on plan assets	(202)	(194)	(22)	(23)
Amortization of actuarial (gains) losses	(9)	4	(19)	(10)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	12	(10)	5	4
	21	19	15	26
(1)    The non-service benefit cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.

Schedule of Amounts Recognized in AOCI and Net Regulatory Assets
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2023	2022	2023	2022
Unamortized net actuarial losses (gains)	12	9	(10)	(11)
Unamortized past service costs	1	1	6	7
Income tax (recovery) expense	(3)	(2)	1	1
Accumulated other comprehensive income	10	8	(3)	(3)

Net actuarial losses (gains)	189	103	(215)	(195)
Past service credits	(2)	(4)	(3)	(4)
Other regulatory deferrals	(11)	(6)	2	7
	176	93	(216)	(192)

Regulatory assets (Note 8)	254	207	—	—
Regulatory liabilities (Note 8)	(78)	(114)	(216)	(192)
Net regulatory assets (liabilities)	176	93	(216)	(192)

Schedule of Amounts Recognized in OCI and Regulatory Assets
The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory assets (liabilities).

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2023	2022	2023	2022
Current year net actuarial losses (gains)	4	(23)	1	(6)
Past service cost/plan amendments	—	—	(1)	—
Amortization of actuarial losses	—	1	—	—
Foreign currency translation	(1)	(2)	—	—
Income tax (recovery) expense	(1)	6	—	1
Total recognized in comprehensive income	2	(18)	—	(5)

Current year net actuarial losses (gains)	78	(155)	(40)	(118)
Past service cost/plan amendments	—	—	—	1
Amortization of actuarial gains (losses)	9	(6)	18	10
Amortization of past service credits	2	1	1	1
Foreign currency translation	(1)	4	2	(6)
Regulatory adjustments	(5)	(16)	(5)	(7)
Total recognized in regulatory assets (liabilities)	83	(172)	(24)	(119)

Schedule of Assumptions Used

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted average %)	2023	2022	2023	2022
Discount rate as at December 31 (1)	4.84	5.27	4.94	5.36
Expected long-term rate of return on plan assets (2)	6.58	5.87	5.92	5.00
Rate of compensation increase	3.37	3.33	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.52	4.48
(1)The discount rate used during the year was 5.36% for defined benefit pension plans (2022 - 2.97%) and 5.39% for OPEB Plans (2022 - 2.97%). ITC and UNS Energy use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2024 health care cost trend rate is 5.95% and is assumed to decrease over the next 10 years to the ultimate health care cost trend rate of 4.52% in 2033 and thereafter
Schedule of Expected Benefit Payments

Expected Benefit Payments	Defined Benefit	OPEB
($ millions)	Pension Payments	Payments
2024	$184	$30
2025	188	31
2026	195	32
2027	200	33
2028	206	34
2029-2033	1,113	187